Right of Use Asset and Operating Lease Liability	9 Months Ended
Dec. 31, 2025
Leases [Abstract]
Right of Use Asset and Operating Lease Liability [Text Block]

14. Right of Use Asset and Operating Lease Liability

The Company has lease agreements for its offices, and buildings for its data centers in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

Right of use assets

	December 31, 2025	March 31, 2025
Cost	$13,386	$12,704
Accumulated amortization	(9,264)	(7,158)
Net carrying value	$4,122	$5,546

Lease liabilities

	December 31, 2025	March 31, 2025
Current	$2,548	$2,645
Non-current	1,755	3,095
	$4,303	$5,740

	December 31, 2025	March 31, 2025
Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	1.89	2.42

	December 31, 2025	March 31, 2025
2026	$2,766	$2,900
2027	1,171	2,014
2028	602	981
2029	-	251
Total undiscounted lease liabilities	4,538	6,146
Interest on lease liabilities	(235)	(406)
Total present value of minimum lease payments	4,303	5,740
Lease liability - current portion	(2,548)	(2,645)
Lease liability	$1,755	$3,095

The Company incurred the following lease costs which were recorded in operating and maintenance costs in the statements of (loss) income and comprehensive (loss) income:

	Nine months ended
	December 31, 2025	December 31, 2024
Variable lease costs (CPI adjustments)	$291	$194
Operating lease costs:
Depreciation of leased assets	1,981	1,784
Interest on lease liabilities	221	308
Total lease costs	$2,494	$2,286

Cash paid for amounts included in the measurement of lease liabilities:

	Nine months ended
	December 31, 2025	December 31, 2024
Cash flows from operating leases	$2,420	$2,092